Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Carrying And Estimated Fair Values Of Financial Instruments

	As of December 31, 2022		As of December 31, 2021
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
Fixed maturity AFS securities	$99,736	$99,736	$118,711	$118,711
Trading securities	3,498	3,498	4,460	4,460
Equity securities	427	427	375	375
Mortgage loans on real estate	18,301	16,553	17,991	18,700
Derivative investments	3,594	3,594	5,697	5,697
Other investments	3,739	3,739	4,279	4,279
Cash and invested cash	3,343	3,343	2,612	2,612
MRB assets	2,807	2,807	1,888	1,888
Other assets:
Ceded MRBs	12	12	95	95
Reinsurance-related embedded derivatives	416	416	-	-
Indexed annuity ceded embedded derivatives	525	525	528	528
Separate account assets	143,536	143,536	182,583	182,583

Liabilities
Policyholder account balances:
Account balances of certain investment contracts	(43,578)	(34,274)	(41,199)	(47,870)
Indexed annuity and IUL contracts embedded derivatives	(4,783)	(4,783)	(6,131)	(6,131)
MRB liabilities	(2,078)	(2,078)	(4,399)	(4,399)
Short-term debt	(500)	(496)	(300)	(302)
Long-term debt	(5,955)	(5,005)	(6,325)	(6,707)
Other liabilities:
Ceded MRBs	(205)	(205)	(17)	(17)
Reinsurance-related embedded derivatives	-	-	(206)	(206)
Derivative liabilities	(210)	(210)	(709)	(709)
Remaining guaranteed interest and similar contracts	(574)	(574)	(594)	(594)

Schedule of Mortgage Loans With Election Of Fair Value Option

	As of December 31,
	2022	2021
Fair value	$487	$739
Aggregate contractual principal	514	742

Fair Value Of Assets And Liabilities On A Recurring Basis

	As of December 31, 2022
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$76,728	$2,295	$79,023
U.S. government bonds	359	20	-	379
State and municipal bonds	-	5,035	35	5,070
Foreign government bonds	-	318	-	318
RMBS	-	2,008	1	2,009
CMBS	-	1,674	-	1,674
ABS	-	9,787	1,117	10,904
Hybrid and redeemable preferred securities	41	269	49	359
Trading securities	-	2,917	581	3,498
Equity securities	-	274	153	427
Mortgage loans on real estate	-	-	487	487
Derivative investments (1)	-	6,048	605	6,653
Other investments – short-term investments	-	75	-	75
Cash and invested cash	-	3,343	-	3,343
MRB assets	-	-	2,807	2,807
Other assets:
Ceded MRBs	-	-	12	12
Reinsurance-related embedded derivatives	-	416	-	416
Indexed annuity ceded embedded derivatives	-	-	525	525
Separate account assets	412	143,124	-	143,536
Total assets	$812	$252,036	$8,667	$261,515

Liabilities
Policyholder account balances – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(4,783)	$(4,783)
MRB liabilities	-	-	(2,078)	(2,078)
Other liabilities:
Ceded MRBs	-	-	(205)	(205)
Derivative liabilities (1)	-	(2,666)	(603)	(3,269)
Total liabilities	$-	$(2,666)	$(7,669)	$(10,335)

	As of December 31, 2021
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$92,400	$5,720	$98,120
U.S. government bonds	428	5	-	433
State and municipal bonds	-	6,621	-	6,621
Foreign government bonds	-	391	41	432
RMBS	-	2,521	4	2,525
CMBS	-	1,599	-	1,599
ABS	-	7,642	870	8,512
Hybrid and redeemable preferred securities	54	322	93	469
Trading securities	32	3,600	828	4,460
Equity securities	7	273	95	375
Mortgage loans on real estate	-	-	739	739
Derivative investments (1)	-	9,626	149	9,775
Other investments – short-term investments	-	154	-	154
Cash and invested cash	-	2,612	-	2,612
MRB assets	-	-	1,888	1,888
Other assets:				-
Ceded MRBs	-	-	95	95
Indexed annuity ceded embedded derivatives	-	-	528	528
Separate account assets	646	181,929	-	182,575
Total assets	$1,167	$309,695	$11,050	$321,912

Liabilities
Policyholder account balances – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(6,131)	$(6,131)
MRB liabilities	-	-	(4,399)	(4,399)
Other liabilities:
Ceded MRBs	-	-	(17)	(17)
Reinsurance-related embedded derivatives	-	(206)	-	(206)
Derivative liabilities (1)	-	(4,659)	(128)	(4,787)
Total liabilities	$-	$(4,865)	$(10,675)	$(15,540)

(1)Derivative investment assets and liabilities are presented within the fair value hierarchy on a gross basis by derivative type and not on a master netting basis by counterparty.

Fair Value Measured On A Recurring Basis Reconciliation

	For the Year Ended December 31, 2022
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$5,720	$1	$(1,550)	$796	$(2,672)	$2,295
State and municipal bonds	-	-	(1)	-	36	35
Foreign government bonds	41	-	(6)	(30)	(5)	-
RMBS	4	-	1	21	(25)	1
CMBS	-	-	-	17	(17)	-
ABS	870	-	(113)	676	(316)	1,117
Hybrid and redeemable preferred
securities	93	(6)	(22)	(12)	(4)	49
Trading securities	828	(80)	-	(152)	(15)	581
Equity securities	95	54	-	19	(15)	153
Mortgage loans on real estate	739	(20)	(5)	(227)	-	487
Derivative investments	21	2	(6)	-	(15)	2
Other assets:
Ceded MRBs (3)	95	(83)	-	-	-	12
Indexed annuity ceded embedded
derivatives (4)	528	(215)	-	212	-	525
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives (4)	(6,131)	1,975	-	(627)	-	(4,783)
Other liabilities – ceded MRBs (3)	(17)	(188)	-	-	-	(205)
Total, net	$2,886	$1,440	$(1,702)	$693	$(3,048)	$269

	For the Year Ended December 31, 2021
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$5,121	$4	$(182)	$748	$29	$5,720
U.S. government bonds	5	-	-	(5)	-	-
Foreign government bonds	74	-	(11)	80	(102)	41
RMBS	2	(1)	-	3	-	4
CMBS	-	-	-	8	(8)	-
ABS	570	1	(9)	602	(294)	870
Hybrid and redeemable preferred
securities	104	-	27	(38)	-	93
Trading securities	644	(3)	-	210	(23)	828
Equity securities	59	39	-	(3)	-	95
Mortgage loans on real estate	832	11	5	(109)	-	739
Derivative investments	1,542	1,255	(3)	(139)	(2,634)	21
Other assets:
Ceded MRBs (3)	336	(241)	-	-	-	95
Indexed annuity ceded embedded
derivatives (4)	550	87	-	(109)	-	528
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives (4)	(3,594)	(2,709)	-	172	-	(6,131)
Other liabilities – ceded MRBs (3)	-	(17)	-	-	-	(17)
Total, net	$6,245	$(1,574)	$(173)	$1,420	$(3,032)	$2,886

	For the Year Ended December 31, 2020
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net	Value
Investments: (2)
Fixed maturity AFS securities:
Corporate bonds	$4,281	$(8)	$284	$464	$100	$5,121
U.S. government bonds	5	-	-	-	-	5
Foreign government bonds	90	1	3	(20)	-	74
RMBS	11	-	-	-	(9)	2
CMBS	1	(1)	-	-	-	-
ABS	268	-	7	496	(201)	570
Hybrid and redeemable preferred
securities	78	-	(2)	10	18	104
Trading securities	666	11	-	(32)	(1)	644
Equity securities	30	4	-	20	5	59
Mortgage loans on real estate	-	(1)	(10)	56	787	832
Derivative investments	868	986	267	(363)	(216)	1,542
Other assets: (4)
GLB direct embedded derivatives	450	-	-	-	-	450
GLB ceded embedded derivatives	60	22	-	-	-	82
Indexed annuity ceded embedded derivatives	927	538	-	(915)	-	550
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2,585)	(1,009)	-	-	-	(3,594)
Other liabilities – GLB ceded embedded
derivatives (4)	(9)	9	-	-	-	-
Total, net	$5,141	$552	$549	$(284)	$483	$6,441

(1)The changes in fair value of the interest rate swaps are offset by an adjustment to derivative investments (see Note 6).

(2)Amortization and accretion of premiums and discounts are included in net investment income on the Consolidated Statements of Comprehensive Income (Loss). Gains (losses) from sales, maturities, settlements and calls and credit loss expense are included in realized gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(3)Gains (losses) from the changes in fair value are included in market risk benefit gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(4)Gains (losses) from the changes in fair value are included in realized gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).
Schedule Of Investment Holdings Movements

	For the Year Ended December 31, 2022
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,263	$(100)	$(82)	$(235)	$(50)	$796
Foreign government bonds	-	-	(30)	-	-	(30)
RMBS	21	-	-	-	-	21
CMBS	17	-	-	-	-	17
ABS	918	-	-	(235)	(7)	676
Hybrid and redeemable preferred
securities	-	-	-	-	(12)	(12)
Trading securities	287	(229)	-	(210)	-	(152)
Equity securities	28	(9)	-	-	-	19
Mortgage loans on real estate	15	-	-	(242)	-	(227)
Other assets – indexed annuity ceded
embedded derivatives	124	-	-	88	-	212
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives	(710)	-	-	83	-	(627)
Total, net	$1,963	$(338)	$(112)	$(751)	$(69)	$693

	For the Year Ended December 31, 2021
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,408	$(33)	$(109)	$(488)	$(30)	$748
U.S. government bonds	-	-	(5)	-	-	(5)
Foreign government bonds	80	-	-	-	-	80
RMBS	3	-	-	-	-	3
CMBS	8	-	-	-	-	8
ABS	835	-	-	(233)	-	602
Hybrid and redeemable preferred
securities	12	(20)	-	-	(30)	(38)
Trading securities	383	(24)	-	(149)	-	210
Equity securities	7	(10)	-	-	-	(3)
Mortgage loans on real estate	96	(101)	(26)	(78)	-	(109)
Derivative investments	174	(124)	(189)	-	-	(139)
Other assets – indexed annuity ceded
embedded derivatives	55	-	-	(164)	-	(109)
Policyholder account balances – indexed
annuity and IUL contracts embedded
derivatives	(400)	-	-	572	-	172
Total, net	$2,661	$(312)	$(329)	$(540)	$(60)	$1,420

	For the Year Ended December 31, 2020
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$1,126	$(250)	$(43)	$(237)	$(132)	$464
Foreign government bonds	-	-	(20)	-	-	(20)
ABS	572	-	-	(76)	-	496
Hybrid and redeemable preferred
securities	14	(4)	-	-	-	10
Trading securities	300	(126)	(40)	(166)	-	(32)
Equity securities	22	(2)	-	-	-	20
Mortgage loans on real estate	71	(15)	-	-	-	56
Derivative investments	520	(412)	(471)	-	-	(363)
Other assets – indexed annuity ceded
embedded derivatives	25	-	-	(940)	-	(915)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(284)	-	-	284	-	-
Total, net	$2,366	$(809)	$(574)	$(1,135)	$(132)	$(284)

Changes In Unrealized Gains (Losses) Within Level 3 Financial Instruments Carried At Fair Value And Still Held

	For the Years Ended December 31,
	2022	2021	2020
Trading securities (1)	$(81)	$4	$-
Equity securities (1)	56	43	-
Mortgage loans on real estate (1)	(20)	12	-
Derivative investments (1)	2	1,051	536
GLB embedded derivatives (1)	-	-	671
MRBs (2)	3,183	3,729	-
Embedded derivatives – indexed annuity
and IUL contracts (1)	(95)	44	634
Total, net	$3,045	$4,883	$1,841

(1)Included in realized gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

(2)Included in market risk benefit gain (loss) on the Consolidated Statements of Comprehensive Income (Loss).

Changes in Unrealized Gains (Losses) Included in OCI

	For the Years Ended December 31,
	2022	2021	2020
Fixed maturity AFS securities:
Corporate bonds	$(1,562)	$(183)	$58
State and municipal bonds	(1)	-	-
Foreign government bonds	(7)	(10)	4
ABS	(116)	(9)	5
Hybrid and redeemable preferred
securities	(22)	27	(3)
Mortgage loans on real estate	(5)	4	-
Total, net	$(1,713)	$(171)	$64

Components Of The Transfers In And Out Of Level 3

	For the Year Ended December 31, 2022
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$296	$(2,968)	$(2,672)
State and municipal bonds	36	-	36
Foreign government bonds	-	(5)	(5)
RMBS	-	(25)	(25)
CMBS	-	(17)	(17)
ABS	16	(332)	(316)
Hybrid and redeemable preferred securities	-	(4)	(4)
Trading securities	4	(19)	(15)
Equity securities	-	(15)	(15)
Derivative investments	-	(15)	(15)
Total, net	$352	$(3,400)	$(3,048)

	For the Year Ended December 31, 2021
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$163	$(134)	$29
Foreign government bonds	-	(102)	(102)
CMBS	-	(8)	(8)
ABS	36	(330)	(294)
Trading securities	14	(37)	(23)
Derivative investments	24	(2,658)	(2,634)
Total, net	$237	$(3,269)	$(3,032)

	For the Year Ended December 31, 2020
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$343	$(243)	$100
U.S. government bonds	5	(5)	-
RMBS	1	(10)	(9)
ABS	20	(221)	(201)
Hybrid and redeemable preferred securities	18	-	18
Trading securities	33	(34)	(1)
Equity securities	5	-	5
Mortgage loans on real estate	787	-	787
Derivative investments	-	(216)	(216)
Total, net	$1,212	$(729)	$483

Fair Value Inputs Quantitative Information

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS and
trading securities:
Corporate bonds	$204	Discounted cash flow	Liquidity/duration adjustment (2)	(0.2)%	-	4.2%	2.1%
State and municipal
bonds	35	Discounted cash flow	Liquidity/duration adjustment (2)	1.2%	-	2.4%	2.3%
ABS	15	Discounted cash flow	Liquidity/duration adjustment (2)	1.4%	-	1.4%	1.4%
Hybrid and redeemable
preferred securities	3	Discounted cash flow	Liquidity/duration adjustment (2)	1.5%	-	1.5%	1.5%
Equity securities	4	Discounted cash flow	Liquidity/duration adjustment (2)	4.5%	-	4.5%	4.5%

MRB assets	2,807
Other assets – ceded MRBs	12	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.35%	-	2.41%	1.73%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

Other assets – indexed
annuity ceded embedded
derivatives	525	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)
Liabilities
Policyholder account
balances – indexed annuity
contracts embedded
derivatives	$(4,845)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(2,078)
Other liabilities – ceded
MRBs	(205)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.35%	-	2.41%	1.73%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.47%

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2021:

							Weighted
							Average
	Fair	Valuation	Significant	Assumption or			Input
	Value	Technique	Unobservable Inputs	Input Ranges			Range (1)
Assets
Investments:
Fixed maturity AFS and
trading securities:
Corporate bonds	$3,736	Discounted cash flow	Liquidity/duration adjustment (2)	0.1%	-	4.9%	1.5%
Foreign government
bonds	41	Discounted cash flow	Liquidity/duration adjustment (2)	1.3%	-	8.0%	6.0%
Hybrid and redeemable
preferred securities	7	Discounted cash flow	Liquidity/duration adjustment (2)	1.7%	-	1.7%	1.7%
Equity securities	21	Discounted cash flow	Liquidity/duration adjustment (2)	4.5%	-	6.7%	6.1%

MRB assets	1,888
Other assets – ceded MRBs	95	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.07%	-	1.27%	0.86%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

Other assets – indexed
annuity ceded embedded
derivatives	528	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)
Liabilities
Policyholder account
balances – indexed annuity
contracts embedded
derivatives	$(6,062)	Discounted cash flow	Lapse (3)	0%	-	9%	(10)
			Mortality (7)			(9)	(10)

MRB liabilities	(4,399)
Other liabilities – ceded
MRBs	(17)	Discounted cash flow	Lapse (3)	1%	-	30%	(10)
			Utilization of GLB withdrawals (4)	85%	-	100%	94%
			Claims utilization factor (5)	60%	-	100%	(10)
			Premiums utilization factor (5)	80%	-	115%	(10)
			Non-performance risk (6)	0.07%	-	1.27%	0.86%
			Mortality (7)			(9)	(10)
			Volatility (8)	1%	-	28%	14.59%

(1)Unobservable inputs were weighted by the relative fair value of the instruments, unless otherwise noted.

(2)The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(3)The lapse input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits. The range for indexed annuity contracts represents the lapses during the surrender charge period.

(4)The utilization of GLB withdrawals input represents the estimated percentage of policyholders that utilize the GLB withdrawal riders.

(5)The utilization factors are applied to the present value of claims or premiums, as appropriate, in the MRB calculation to estimate the impact of inefficient GLB withdrawal behavior, including taking less than or more than the maximum GLB withdrawal.

(6)The non-performance risk input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract. The non-performance risk input was weighted by the absolute value of the sensitivity of the reserve to the non-performance risk assumption.

(7)The mortality input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.

(8)The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets. Volatility assumptions vary by fund due to the benchmarking of different indices. The volatility input was weighted by the relative account value assigned to each index.

(9)The mortality is based on a combination of company and industry experience, adjusted for improvement factors.

(10)A weighted average input range is not a meaningful measurement for lapse, utilization factors or mortality.